BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Borrowings

	2025	2024
	£m	£m
Current
Bonds	654	413
Bank overdrafts	168	171
Total current borrowings	822	584
Non-current
Bonds	4,114	3,744
Total borrowings	4,936	4,328

Maturity Analysis for Non-derivative Financial Liabilities
The table below details changes arising from financing activities, including both cash and non-cash changes.

2025	Opening balance	Cash flow	Acquisition and disposal of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings[1]	4,157	456	—	147	8	4,768
Derivatives (notes 15, 16 and 17)	52	(26)	—	(94)	(7)	(75)
Lease liabilities (note 10)[2]	2,020	(337)	2	(18)	229	1,896
Liabilities from financing activities	6,229	93	2	35	230	6,589
Cash and cash equivalents (note 18)[3]	(2,638)	(262)	1	20	185	(2,694)
Bank overdrafts	171	18	—	(21)	—	168
	3,762	(151)	3	34	415	4,063

2024	Opening balance	Cash flow	Acquisition and disposal of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings[1]	4,363	(27)	—	(163)	(16)	4,157
Derivatives (notes 15, 16 and 17)	(31)	(14)	—	60	37	52
Lease liabilities (note 10)[2]	2,154	(377)	—	(36)	279	2,020
Liabilities from financing activities	6,486	(418)	—	(139)	300	6,229
Cash and cash equivalents (note 18)[3]	(2,218)	(801)	79	105	197	(2,638)
Bank overdrafts	358	(172)	—	(15)	—	171
	4,626	(1,391)	79	(49)	497	3,762
Notes
[1]Borrowings as presented in this table includes bonds and excludes bank overdrafts. The interest and other amounts within borrowings comprises amortisation of capitalised borrowing costs
[2]Repayment of lease liabilities includes £95 million (2024: £95 million) of interest paid on lease liabilities recognised within net cash inflow from operating activities (note 9). Interest and other within lease liabilities comprises interest on leases, lease liability additions and disposals (note 10)
[3]Cash flow includes £185 million (2024: £197 million) of net cash interest paid recognised within net cash inflow from operating activities (note 9). The prior year table has been re-presented to show net interest paid and interest expense separately